RELATED PARTY BALANCES AND TRANSACTIONS (Details Textual) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Aug. 16, 2017 CNY (¥)	Sep. 30, 2016 CNY (¥)	Sep. 26, 2016 CNY (¥)
Due From Related Parties, Current	$ 4,792	¥ 33,890	¥ 129,506
Xinjiang Ginbo Seeds Center [Member]
Due From Related Parties, Current					¥ 10,000
China-Based Commercial Corn Seed Production and Distribution Business [Member]
Expected Cash Proceeds From Sale Of Business				¥ 421,000		¥ 400,000
Beijing Shihui [Member]
Guarantees Provided		11,850
Due From Related Parties, Current		¥ 24,819	¥ 0